Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Loan impairment provisions
Financial Assets	£ 370,488		£ 339,968
ECL provisions	£ 6,354		£ 3,792
ECL provision coverage (in percentage)	1.72%		1.12%
ECL charge	£ 2,858	£ 323
ECL loss rate - annualised (basis points)	154.28%	19.88%
Amounts written off	£ 408	£ 452
Contingent liabilities [member]
Loan impairment provisions
ECL charge	8	28
Other financial assets
Loan impairment provisions
Financial Assets	62,727		£ 61,452
ECL charge	5	30
FVOCI
Loan impairment provisions
ECL provisions	8		4
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	50,445		49,283
ECL charge	4	0
Cash at central banks
Loan impairment provisions
Financial Assets	99,200		76,100
Debt securities
Loan impairment provisions
Financial Assets	60,500		59,400
Stage 1
Loan impairment provisions
ECL provisions	£ 469		£ 322
ECL provision coverage (in percentage)	0.18%		0.11%
ECL charge	£ 308	(140)
Stage 1 | Loans and advances
Loan impairment provisions
Financial Assets	266,444		£ 305,502
Stage 2
Loan impairment provisions
ECL provisions	£ 3,025		£ 752
ECL provision coverage (in percentage)	3.12%		2.70%
ECL charge	£ 2,150	101
Stage 2 | Loans and advances
Loan impairment provisions
Financial Assets	97,010		£ 27,868
Stage 3
Loan impairment provisions
ECL provisions	£ 2,860		£ 2,718
ECL provision coverage (in percentage)	40.66%		41.19%
ECL charge	£ 400	£ 362
Stage 3 | Loans and advances
Loan impairment provisions
Financial Assets	7,034		£ 6,598
Of which: individual
Loan impairment provisions
ECL provisions	905		796
ECL charge	131		170
Amounts written off	41		243
Of which: individual | Loans and advances
Loan impairment provisions
Financial Assets	2,372		2,051
Of which: collective
Loan impairment provisions
ECL provisions	1,955		1,922
ECL charge	269		192
Amounts written off	367		209
Of which: collective | Loans and advances
Loan impairment provisions
Financial Assets	£ 4,662		£ 4,547